Loss Per Share (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to shareholders of the Company	¥ (174,884,633)	¥ (150,616,326)	¥ (742,645,232)	¥ (381,721,019)	¥ (141,999,507)
Denominator:
Basic weighted average number of ordinary shares	139,612,628	124,193,928	128,096,505	121,582,945	106,721,987
Diluted weighted average number of ordinary shares	139,612,628	124,193,928	128,096,505	121,582,945	106,721,987
Basic loss per ordinary share (in RMB)	¥ (1.25)	¥ (1.21)	¥ (5.80)	¥ (3.14)	¥ (1.33)
Diluted loss per ordinary share (in RMB)	¥ (1.25)	¥ (1.21)	¥ (5.80)	¥ (3.14)	¥ (1.33)